Income Tax - Reconciliation of income tax expenses and profit before tax at statutory tax rate (Detail) - HKD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Major components of tax expense (income) [abstract]
Profit before tax	$ 989,253,972	$ 608,965,226	$ 808,585,471
Tax at statutory tax rate	163,226,906	100,479,262	133,416,603
Tax effect of non-taxable income	(23,255,305)	(25,554,680)	(3,834,400)
Tax effect of non-deductible expenses	8,952,076	1,355,050	3,308,966
Tax effect of unrecognized temporary difference	223,434	16,553	13,522
Tax effect of tax loss not recognized	24,541	10,797	64,264
Overprovision in prior year	0	(2,359,495)	0
Utilization of tax losses previously not recognized	(29,783)	(30,662)	(11,790)
Withholding tax on the dividend income	9,207,649	9,922,772	2,256,460
Income tax expense	$ 158,349,518	$ 83,839,597	$ 135,213,625